Segment disclosure - Net Sales and Long-Lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total net sales	€ 27,558.5	€ 21,173.4	€ 18,611.0
Long-lived assets	5,799.8	4,136.9	2,982.7
Japan
Segment Reporting Information [Line Items]
Total net sales	613.6	1,008.6	459.3
Long-lived assets	10.4	7.9	5.5
South Korea
Segment Reporting Information [Line Items]
Total net sales	6,949.2	6,045.6	6,223.0
Long-lived assets	148.1	85.4	61.2
Singapore
Segment Reporting Information [Line Items]
Total net sales	282.1	475.5	126.2
Long-lived assets	5.0	5.5	7.3
Taiwan
Segment Reporting Information [Line Items]
Total net sales	8,074.6	8,095.5	7,327.9
Long-lived assets	354.5	216.3	163.6
China
Segment Reporting Information [Line Items]
Total net sales	7,251.8	2,916.0	2,740.8
Long-lived assets	48.6	40.8	17.0
Rest of Asia
Segment Reporting Information [Line Items]
Total net sales	3.9	7.2	1.8
Long-lived assets	0.2	0.2	0.2
Netherlands
Segment Reporting Information [Line Items]
Total net sales	25.1	9.2	14.2
Long-lived assets	3,783.6	2,748.5	2,048.1
EMEA
Segment Reporting Information [Line Items]
Total net sales	1,206.8	624.5	134.6
Long-lived assets	314.5	228.5	124.0
United States
Segment Reporting Information [Line Items]
Total net sales	3,151.4	1,991.3	1,583.2
Long-lived assets	€ 1,134.9	€ 803.8	€ 555.8